Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000234952 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000234952 | Copa Holdings, S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000234952 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000234952 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000234952 | Pason Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000234952 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000234952 | Ambev SA
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000234952 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000234952 | PPG Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234952 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000234952 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234952 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234952 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234952 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234952 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234952 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234952 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234952 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000234952 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000234952 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000234952 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000234953 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000234953 | Copa Holdings, S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000234953 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000234953 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000234953 | Pason Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000234953 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000234953 | Ambev SA
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000234953 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000234953 | PPG Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234953 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000234953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234953 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234953 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234953 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000234953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000234953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000234953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000221920 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000221920 | BG7ZWY7 | Ambev SA
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000221920 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000221920 | G6564A105 | Nomad Foods Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000221920 | 0673123 | Associated British Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000221920 | B15C557 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000221920 | L44385109 | Globant S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000221920 | B0LCW08 | Hikma Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221920 | BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221920 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221920 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221920 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221920 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221920 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221920 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221920 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221920 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221920 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221920 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221920 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221920 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221920 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221920 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221920 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221920 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221920 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221920 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000221920 | France
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221920 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000221920 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221920 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221920 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221920 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000221920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000221920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000221920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221919 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000221919 | BG7ZWY7 | Ambev SA
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000221919 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000221919 | G6564A105 | Nomad Foods Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000221919 | 0673123 | Associated British Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000221919 | B15C557 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000221919 | L44385109 | Globant S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000221919 | B0LCW08 | Hikma Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221919 | BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221919 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221919 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221919 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221919 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221919 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221919 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221919 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221919 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221919 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221919 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221919 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221919 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221919 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221919 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221919 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221919 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221919 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221919 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000221919 | France
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221919 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000221919 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221919 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221919 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000221919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000221919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000221919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221922 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000221922 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000221922 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000221922 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000221922 | 05722G100 | Baker Hughes Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000221922 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000221922 | G1151C101 | Accenture PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000221922 | 45662N103 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000221922 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000221922 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000221922 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221922 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221922 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221922 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221922 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221922 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221922 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221922 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221922 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221922 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000221922 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000221922 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221922 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000221922 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000221922 | Short_ETFs
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000221922 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000221922 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221922 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221922 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000221921 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000221921 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000221921 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000221921 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000221921 | 05722G100 | Baker Hughes Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000221921 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000221921 | G1151C101 | Accenture PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000221921 | 45662N103 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000221921 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000221921 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000221921 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221921 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221921 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221921 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221921 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221921 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221921 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000221921 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221921 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221921 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000221921 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000221921 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221921 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000221921 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000221921 | Short_ETFs
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000221921 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000221921 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221921 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221921 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000246925 | Cantor Fitzgerald LP, 7.2, 2028-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000246925 | Essent Group, Ltd., 6.25, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000246925 | Royal Caribbean Group, 6.25, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000246925 | MGIC Investment Corp., 5.25, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000246925 | Oaktree Strategic Credit Fund, 8.4, 2028-11-14
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000246925 | Ford Motor Credit Co. LLC, 5.8, 2029-03-08
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000246925 | Viking Ocean Cruises Ship VII Ltd., 5.625, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246925 | United States Treasury Note/Bond, 4.5, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246925 | United States Treasury Note/Bond, 4.625, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246925 | United States Treasury Note, 4.25, 2027-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000246925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246925 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246925 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000246926 | Cantor Fitzgerald LP, 7.2, 2028-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000246926 | Essent Group, Ltd., 6.25, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000246926 | Royal Caribbean Group, 6.25, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000246926 | MGIC Investment Corp., 5.25, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000246926 | Oaktree Strategic Credit Fund, 8.4, 2028-11-14
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000246926 | Ford Motor Credit Co. LLC, 5.8, 2029-03-08
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000246926 | Viking Ocean Cruises Ship VII Ltd., 5.625, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246926 | United States Treasury Note/Bond, 4.5, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246926 | United States Treasury Note/Bond, 4.625, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246926 | United States Treasury Note, 4.25, 2027-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000246926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246926 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000246926 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246926 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246926 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000221924 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000221924 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000221924 | 981811102 | Worthington Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000221924 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000221924 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000221924 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000221924 | 73278L105 | Pool Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000221924 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000221924 | 047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000221924 | 866683105 | Sun Country Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000221924 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000221924 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221924 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221924 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221924 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221924 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000221924 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221924 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000221924 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221924 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221924 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221924 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221923 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000221923 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000221923 | 981811102 | Worthington Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000221923 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000221923 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000221923 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000221923 | 73278L105 | Pool Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000221923 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000221923 | 047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000221923 | 866683105 | Sun Country Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000221923 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000221923 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221923 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221923 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221923 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221923 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000221923 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221923 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000221923 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221923 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221923 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221923 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000267518 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267518 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000267518 | 981811102 | Worthington Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000267518 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000267518 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000267518 | 73278L105 | Pool Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000267518 | 047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000267518 | 142339100 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000267518 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000267518 | 294429105 | Equifax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000267518 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000267518 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000267518 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000267518 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267518 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000267518 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000267518 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000267518 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000267518 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000267518 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%